Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

NATIONWIDE RISK-BASED U.S. EQUITY ETF (RBUS)
(the “Fund”)
November 13, 2018
Supplement to the
Summary Prospectus dated September 13, 2017,
 as previously supplemented

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:
	Old Name	New Name
Index	R Risk-Based US Index	Rothschild & Co Risk-Based US Index
Index Provider	Rothschild Risk Based Investments LLC	Rothschild & Co Risk Based Investments LLC
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF (RBIN)
(the “Fund”)
November 13, 2018
Supplement to the
Summary Prospectus dated September 13, 2017,
 as previously supplemented

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:
	Old Name	New Name
Index	R Risk-Based International Index	Rothschild & Co Risk-Based International Index
Index Provider	Rothschild Risk Based Investments LLC	Rothschild & Co Risk Based Investments LLC
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

NATIONWIDE RISK-BASED U.S. EQUITY ETF (RBUS)
NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF (RBIN)
each a series of ETF Series Solutions
(each, a “Fund”, and together, the “Funds”)
November 13, 2018
Supplement to the
Prospectus and Statement of Additional Information,
each dated September 11, 2017, as previously supplemented
Effective immediately, the name of each Fund’s underlying index has been changed as follows:
Fund	Old Index Name	New Index Name
Nationwide Risk-Based U.S. Equity ETF	R Risk-Based US Index	Rothschild & Co Risk-Based US Index
Nationwide Risk-Based International Equity ETF	R Risk-Based International Index	Rothschild & Co Risk-Based International Index
Additionally, the name of the Funds’ index provider has been changed as follows:
Old Index Provider Name	New Index Provider Name
Rothschild Risk Based Investments LLC	Rothschild & Co Risk Based Investments LLC
All other aspects of each Index and the index provider, other than those described above, remain unchanged. All references in the Prospectus and Statement of Additional Information to the old names are revised to refer to the new names.
Additionally, the fourth paragraph of the section entitled “Additional Notices” on page 37 of the Prospectus is replaced with the following:
The Rothschild & Co Risk-Based US IndexSM and Rothschild & Co Risk-Based International IndexSM (together, the “Indexes”) are products of, the marketing name for, and a licensed trademark of Rothschild & Co Risk Based Investments LLC (collectively with its affiliates, “Rothschild & Co”). “Rothschild & Co®”, the Indexes, and “Rothschild & Co Indexes” are trade and service marks of Rothschild & Co and have been licensed for use for certain purposes by Nationwide Fund Advisors. The Risk-Based Funds are not sponsored or sold by Rothschild & Co, and Rothschild & Co makes no representation or warranty, express or implied, regarding the Risk-Based Funds to the owners of the Risk-Based Funds or any member of the public.
Please retain this Supplement with your Prospectus
and Statement of Additional Information for future reference.